Summary of Significant Accounting Policies - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Financial assets
Federal Home Loan Bank stock	$ 3,980	$ 4,230
Accrued interest receivable	1,438	1,169
Financial liabilities
Deposits	277,563	256,139
Advances by borrowers for taxes and insurance	869	909
Accrued interest payable	949	176
Level 1 [Member]
Financial assets
Cash and cash equivalents	19,480	18,287
Financial liabilities
Deposits	77,988	79,567
Level 2 [Member]
Financial assets
Available-for-sale securities	9,757	9,648
Held-to-maturity securities	171	203
Accrued interest receivable	1,438	1,169
Financial liabilities
Deposits	199,603	176,272
Federal Home Loan Bank advances	42,837	68,122
Advances by borrowers for taxes and insurance	869	909
Accrued interest payable	949	176
Level 3 [Member]
Financial assets
Loans receivable - net	319,432	318,867
Carrying Value [Member]
Financial assets
Cash and cash equivalents	19,480	18,287
Available-for-sale securities	9,757	9,648
Held-to-maturity securities	171	213
Loans receivable - net	327,248	333,025
Federal Home Loan Bank stock	3,980	4,230
Accrued interest receivable	1,438	1,169
Financial liabilities
Deposits	277,563	256,139
Federal Home Loan Bank advances	42,760	68,988
Advances by borrowers for taxes and insurance	869	909
Accrued interest payable	949	176
Fair Value [Member]
Financial assets
Cash and cash equivalents	19,480	18,287
Available-for-sale securities	9,757	9,648
Held-to-maturity securities	171	203
Loans receivable - net	319,432	318,867
Federal Home Loan Bank stock
Accrued interest receivable	1,438	1,169
Financial liabilities
Deposits	277,591	255,839
Federal Home Loan Bank advances	42,837	68,122
Advances by borrowers for taxes and insurance	869	909
Accrued interest payable	$ 949	$ 176